General information and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement of IFRS Compliance [Abstract]
Exchange rates used for translation of one Euro
The principal exchange rates used for translation purposes in respect of one euro were:

	Average for the year ended 31 December(A)			Closing as at 31 December
	2022	2021	2020	2022	2021
British pound	1.17	1.16	1.13	1.13	1.19
US dollar	0.95	0.85	0.88	0.94	0.88
Norwegian krone	0.10	0.10	0.09	0.10	0.10
Swedish krone	0.09	0.10	0.10	0.09	0.10
Icelandic krone	0.01	0.01	0.01	0.01	0.01
Australian dollar	0.66	0.63	n/a	0.64	0.64
Indonesian rupiah(B)	0.06	0.06	n/a	0.06	0.06
New Zealand dollar	0.60	0.60	n/a	0.60	0.60
Papua New Guinean kina	0.27	0.24	n/a	0.27	0.25
(A)For the year ended 31 December 2021, the rates for the Asia Pacific region are calculated as average for the period from 10 May 2021 to 31 December 2021.
(B)Indonesian rupiah is shown as 1000 IDR versus 1 EUR.

Number of selling days by quarter
The following table summarises the number of selling days for the years ended 31 December 2022, 31 December 2021 and 31 December 2020 (based on a standard five day selling week):

	First Half	Second Half	Full Year
2022	130	130	260
2021	131	130	261
2020	128	134	262